Fair value measurement - Certain Items on Recurring Basis (Details) - Assets measured at fair value on a recurring basis - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 2,029	$ 2,748
Non-agency RMBS | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	86.00%	81.00%
Non-agency RMBS | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	2.00%	2.00%
Non-agency RMBS | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency RMBS | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	7.00%	8.00%
Non-agency RMBS | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	5.00%	9.00%
Non-agency RMBS | 2008-2022
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 1,728	$ 2,190
Non-agency RMBS | 2008-2022 | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Non-agency RMBS | 2008-2022 | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency RMBS | 2008-2022 | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency RMBS | 2008-2022 | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency RMBS | 2008-2022 | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 54	$ 114
Non-agency RMBS | 2007 | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency RMBS | 2007 | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	6.00%	4.00%
Non-agency RMBS | 2007 | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency RMBS | 2007 | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	40.00%	39.00%
Non-agency RMBS | 2007 | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	54.00%	57.00%
Non-agency RMBS | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 88	$ 181
Non-agency RMBS | 2006 | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency RMBS | 2006 | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	35.00%	24.00%
Non-agency RMBS | 2006 | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency RMBS | 2006 | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	40.00%	33.00%
Non-agency RMBS | 2006 | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	25.00%	43.00%
Non-agency RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 89	$ 167
Non-agency RMBS | 2005 | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	7.00%	3.00%
Non-agency RMBS | 2005 | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	5.00%
Non-agency RMBS | 2005 | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	1.00%	1.00%
Non-agency RMBS | 2005 | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	40.00%	37.00%
Non-agency RMBS | 2005 | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	52.00%	54.00%
Non-agency RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 70	$ 96
Non-agency RMBS | 2004 and earlier | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	12.00%	16.00%
Non-agency RMBS | 2004 and earlier | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	9.00%	10.00%
Non-agency RMBS | 2004 and earlier | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	3.00%	5.00%
Non-agency RMBS | 2004 and earlier | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	60.00%	57.00%
Non-agency RMBS | 2004 and earlier | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	16.00%	12.00%
Non-agency commercial MBS | 2009-2022 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 2,977	$ 3,125
Non-agency commercial MBS | 2009-2022 | AAA/ AA- | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Non-agency commercial MBS | 2009-2022 | A+/ A- | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency commercial MBS | 2009-2022 | BBB+/ BBB- | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency commercial MBS | 2009-2022 | BB+ and lower | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Non-agency commercial MBS | 2009-2022 | Not Rated | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 5,758	$ 6,238
Foreign covered bonds | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign covered bonds | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Canada
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 2,384	$ 2,332
Foreign covered bonds | Canada | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign covered bonds | Canada | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Canada | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Canada | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Canada | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | UK
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 1,215	$ 1,141
Foreign covered bonds | UK | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign covered bonds | UK | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | UK | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | UK | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | UK | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Australia
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 696	$ 762
Foreign covered bonds | Australia | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign covered bonds | Australia | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Australia | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Australia | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Australia | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 542	$ 638
Foreign covered bonds | Germany | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign covered bonds | Germany | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Germany | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Germany | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Germany | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Norway
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 377	$ 457
Foreign covered bonds | Norway | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign covered bonds | Norway | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Norway | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Norway | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Norway | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 544	$ 908
Foreign covered bonds | Other | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign covered bonds | Other | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Other | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Other | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign covered bonds | Other | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 10,364	$ 13,379
Sovereign debt/sovereign guaranteed | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	88.00%	78.00%
Sovereign debt/sovereign guaranteed | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	6.00%	5.00%
Sovereign debt/sovereign guaranteed | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	5.00%	16.00%
Sovereign debt/sovereign guaranteed | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	1.00%	1.00%
Sovereign debt/sovereign guaranteed | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign debt/sovereign guaranteed | Canada
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 702	$ 630
Sovereign debt/sovereign guaranteed | Canada | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Sovereign debt/sovereign guaranteed | Canada | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign debt/sovereign guaranteed | Canada | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign debt/sovereign guaranteed | Canada | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign debt/sovereign guaranteed | Canada | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign debt/sovereign guaranteed | Japan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 475	$ 363
Sovereign debt/sovereign guaranteed | Japan | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign debt/sovereign guaranteed | Japan | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Sovereign debt/sovereign guaranteed | Japan | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign debt/sovereign guaranteed | Japan | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign debt/sovereign guaranteed | Japan | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign debt/sovereign guaranteed | UK
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 2,225	$ 1,969
Sovereign debt/sovereign guaranteed | UK | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Sovereign debt/sovereign guaranteed | UK | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign debt/sovereign guaranteed | UK | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign debt/sovereign guaranteed | UK | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign debt/sovereign guaranteed | UK | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign debt/sovereign guaranteed | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 3,103	$ 3,585
Sovereign debt/sovereign guaranteed | Germany | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Sovereign debt/sovereign guaranteed | Germany | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign debt/sovereign guaranteed | Germany | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign debt/sovereign guaranteed | Germany | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign debt/sovereign guaranteed | Germany | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign debt/sovereign guaranteed | France
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 1,665	$ 1,921
Sovereign debt/sovereign guaranteed | France | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Sovereign debt/sovereign guaranteed | France | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign debt/sovereign guaranteed | France | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign debt/sovereign guaranteed | France | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign debt/sovereign guaranteed | France | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign debt/sovereign guaranteed | Singapore
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 797	$ 1,018
Sovereign debt/sovereign guaranteed | Singapore | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Sovereign debt/sovereign guaranteed | Singapore | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign debt/sovereign guaranteed | Singapore | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign debt/sovereign guaranteed | Singapore | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign debt/sovereign guaranteed | Singapore | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign debt/sovereign guaranteed | Italy
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 390	$ 1,382
Sovereign debt/sovereign guaranteed | Italy | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign debt/sovereign guaranteed | Italy | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign debt/sovereign guaranteed | Italy | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Sovereign debt/sovereign guaranteed | Italy | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign debt/sovereign guaranteed | Italy | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign debt/sovereign guaranteed | Hong Kong
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 273	$ 531
Sovereign debt/sovereign guaranteed | Hong Kong | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Sovereign debt/sovereign guaranteed | Hong Kong | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign debt/sovereign guaranteed | Hong Kong | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign debt/sovereign guaranteed | Hong Kong | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign debt/sovereign guaranteed | Hong Kong | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign debt/sovereign guaranteed | Spain
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 214	$ 782
Sovereign debt/sovereign guaranteed | Spain | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign debt/sovereign guaranteed | Spain | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	40.00%	8.00%
Sovereign debt/sovereign guaranteed | Spain | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	60.00%	92.00%
Sovereign debt/sovereign guaranteed | Spain | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign debt/sovereign guaranteed | Spain | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign debt/sovereign guaranteed | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 520	$ 1,198
Sovereign debt/sovereign guaranteed | Other | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	70.00%	71.00%
Sovereign debt/sovereign guaranteed | Other | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	6.00%	19.00%
Sovereign debt/sovereign guaranteed | Other | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Sovereign debt/sovereign guaranteed | Other | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	24.00%	10.00%
Sovereign debt/sovereign guaranteed | Other | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 2,241	$ 2,686
Foreign government agencies | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	95.00%	92.00%
Foreign government agencies | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	5.00%	8.00%
Foreign government agencies | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign government agencies | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign government agencies | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign government agencies | Canada
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 652	$ 566
Foreign government agencies | Canada | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	83.00%	78.00%
Foreign government agencies | Canada | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	17.00%	22.00%
Foreign government agencies | Canada | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign government agencies | Canada | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign government agencies | Canada | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign government agencies | Norway
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 427	$ 269
Foreign government agencies | Norway | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign government agencies | Norway | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign government agencies | Norway | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign government agencies | Norway | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign government agencies | Norway | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign government agencies | France
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 240	$ 301
Foreign government agencies | France | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign government agencies | France | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign government agencies | France | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign government agencies | France | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign government agencies | France | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign government agencies | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 363	$ 765
Foreign government agencies | Netherlands | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign government agencies | Netherlands | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign government agencies | Netherlands | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign government agencies | Netherlands | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign government agencies | Netherlands | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign government agencies | Sweden
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 260	$ 252
Foreign government agencies | Sweden | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	100.00%
Foreign government agencies | Sweden | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign government agencies | Sweden | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign government agencies | Sweden | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign government agencies | Sweden | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign government agencies | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 299	$ 533
Foreign government agencies | Other | AAA/ AA-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	100.00%	82.00%
Foreign government agencies | Other | A+/ A-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	18.00%
Foreign government agencies | Other | BBB+/ BBB-
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign government agencies | Other | BB+ and lower
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Foreign government agencies | Other | Not Rated
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Ratings	0.00%	0.00%
Carrying amount | Sovereign debt/sovereign guaranteed | Sovereign debt/sovereign guaranteed | Brazil
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total carrying value	$ 123	$ 119